Document and Entity Information	Apr. 18, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 18, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Apr. 18, 2016
Document Effective Date	Apr. 18, 2016
Prospectus Date	Nov. 28, 2015
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX